Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted
Policy on Pledging, Hedging and Trading of Cognex Stock
The company has an insider trading policy governing the purchase, sale and other disposition of Cognex securities that applies to our personnel, including officers, directors, employees of the company and its subsidiaries, and other covered persons. We believe that our insider trading policy is reasonably designed to promote compliance with insider trading laws, rules and regulations, and listing standards applicable to the company. In particular, our insider trading policy governs the timing and type of transactions in Cognex stock by our Board and certain Cognex employees who have regular access to material non-public information, including our executive officers (collectively, “Insiders”). For example, Insiders are prohibited from trading in Cognex securities during designated “quiet periods.” Among other provisions, the policy:

•	prohibits our Directors and any Cognex employee, including our executive officers, from engaging in short sales of Cognex stock (with violators subject to immediate termination);

•
prohibits our Directors and executive officers from trading in exchange-traded options for Cognex stock or any other derivative security designed to hedge or offset risk of a decline in the market value of Cognex stock; and

•	prohibits our Directors and executive officers from pledging Cognex stock as collateral for a loan without the approval of the Compensation/Stock Option Committee of the Board.
It also is the company’s policy to comply with applicable insider trading laws, rules and regulations, and any exchange listing standards when engaging in transactions in company securities.